Trade Accounts Receivable - Additional Information (Detail) - MXN ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Trade Accounts Receivable [Abstract]
Account receivable for passenger charger fees	$ 979,037,000	$ 995,929,000	$ 644,142,000
Allowances for expected credit loss in customer balances	16,626,000	17,145,000	12,412,000
Allowances for doubtful accounts in arrears of payments	34,396,000	31,530,000	19,116,000
Allowances for doubtful accounts at reversal of bad debt	19,778,000	8,142,000	11,100,000
Allowance for doubtful accounts cancellations	$ 0	$ 0	$ 0